Share-based compensation - Fair value assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum
Fair value assumptions
Expected volatility	71.00%	68.00%
Expected life in years	6 years 3 days	5 years 4 months 17 days
Risk-free interest rate (based on government bonds)	3.63%	3.13%
Maximum
Fair value assumptions
Expected volatility	74.00%	72.00%
Expected life in years	6 years 7 days	6 years 8 months 23 days
Risk-free interest rate (based on government bonds)	4.52%	4.60%
Stock options
Fair value assumptions
Total intrinsic value of options exercised	$ 208	$ 798
Total fair value of shares vested	$ 8,353	$ 10,221
Expected dividends	0.00%	0.00%